REVENUE DISAGGREGATION (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenues	$ 876,000	$ 1,129,000	$ 5,522,000	$ 5,346,000
Customer A [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 142,000	$ 261,000	$ 935,000	$ 933,000
Customer A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	16.00%	23.00%	17.00%	17.00%
Customer B [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 97,000	$ 165,000	$ (0)	$ 628,000
Customer B [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	11.00%	12.00%	(0.00%)	12.00%